TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ (9,912)	$ (9,857)	$ (4,487)
Additions charged to income	(68)	(55)	(6,033)
Deductions credited to income			663
Ending balance	$ (9,980)	$ (9,912)	$ (9,857)